SCHEDULE OF THE ALLOCATION OF THE PURCHASE CONSIDERATION TO THE FAIR VALUE OF THE ASSETS AND LIABILITIES (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)		Dec. 31, 2021 USD ($)	Oct. 04, 2022 USD ($)	Jul. 07, 2022 USD ($)	May 31, 2022 USD ($)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 GBP (£)
IfrsStatementLineItems [Line Items]
Changes in Accounts receivable	$ 2,570,324	$ 1,161,349	[1]	$ (30,554)
Changes in Prepaid expenses and other current assets	62,111	1,489,459	[1]	(1,927,176)
Goodwill	(11,425,148)	(31,688,887)	[2]	$ (1,320,100)
Education angels [member]
IfrsStatementLineItems [Line Items]
Value of shares								$ 1,918,700
Less: acquired cash								(26,940)
Purchase price, net of acquired cash								1,891,760
Prepaid expenses and other current assets								(113,413)
Property and equipment								(69,637)
Intangible assets								(1,640,000)
Accounts payable, accrued expenses and other liabilities								804,842
Deferred tax liability								549,718
Goodwill					$ 1,918,700			1,423,270
Property investors network [member]
IfrsStatementLineItems [Line Items]
Value of shares								17,017,000
Less: acquired cash								(347,952)
Purchase price, net of acquired cash								29,307,048
Prepaid expenses and other current assets								(6,111,957)
Property and equipment								(24,994)
Intangible assets								(4,980,000)
Accounts payable, accrued expenses and other liabilities								2,833,718
Deferred tax liability								1,171,555
Goodwill								21,734,121
Cash								1,837,000
Top-up share options								701,000
Call / Put option								10,100,000	£ 10.2
Total purchase price								29,655,000
Accounts receivable								(461,249)
E square [member]
IfrsStatementLineItems [Line Items]
Value of shares							$ 2,692,000	2,692,000
Less: acquired cash								(262,518)
Purchase price, net of acquired cash							3,845,000	3,582,482
Prepaid expenses and other current assets								(31,242)
Property and equipment								(272,348)
Intangible assets								(100,000)
Accounts payable, accrued expenses and other liabilities								722,275
Deferred tax liability								37,838
Goodwill								3,760,924
Cash							$ 403,000	403,000
Call / Put option								451,000
Total purchase price								3,845,000
Accounts receivable								(178,081)
Deferred payment								$ 299,000
University of antelope valley [member]
IfrsStatementLineItems [Line Items]
Value of shares						$ 6,470,000
Less: acquired cash						(1,620,734)
Purchase price, net of acquired cash						12,866,266
Prepaid expenses and other current assets						(492,404)
Property and equipment						(1,051,934)
Accounts payable, accrued expenses and other liabilities						1,935,533
Goodwill						10,174,872
Cash						7,000,000
Top-up share options						1,017,000
Total purchase price						14,487,000
Accounts receivable						$ (3,082,589)
Revealed films [member]
IfrsStatementLineItems [Line Items]
Value of shares	2,956,080	7,000,000			2,960,000
Less: acquired cash	(146,000)	(145,532)
Purchase price, net of acquired cash	11,110,080	20,234,865
Prepaid expenses and other current assets	(745,000)	(745,521)
Intangible assets	(9,760,000)	(8,884,000)
Accounts payable, accrued expenses and other liabilities	702,000	1,660,727
Deferred tax liability		2,202,088
Goodwill	1,154,080	13,306,545
Cash	1,000,000	1,000,000			1,000,000
Top-up share options	6,700,000	10,380,397
Call / Put option					6,700,000
Total purchase price	11,256,080	20,380,397
Accounts receivable	(153,000)	(152,920)
Deferred payment	1,900,000	2,000,000
Changes in Value of shares	(4,043,920)
Changes in Cash	(100,000)
Changes in Top-up share options	(3,680,397)
Claw back clause	(1,300,000)				$ 1,300,000
Changes in Claw back clause	(1,300,000)
Changes in Total purchase price	(9,124,317)
Changes in acquired cash	(468)
Changes in Purchase price, net of acquired cash	(9,124,785)
Changes in Accounts receivable	(80)
Changes in Prepaid expenses and other current assets	521
Goodwill		$ (1,008,694)
Changes in Goodwill	1,008,694
Changes in Intangible assets	(876,000)
Changes in Value of shares	(958,727)
Changes in Deferred tax liability	(2,202,088)
Increase decrease in Goodwill	$ (12,152,465)

[1]	Restatement details in Note 2
[2]	Restatement details in Note 2